Business Combinations - Narrative (Details) - USD ($) $ in Thousands	Feb. 26, 2021	Jul. 24, 2020	May 11, 2020	Oct. 15, 2019	Jun. 30, 2022	Jun. 30, 2021	Apr. 12, 2021	Oct. 27, 2020	Jun. 30, 2020
Disclosure of detailed information about business combination [line items]
Goodwill					$ 732,666	$ 725,758			$ 645,140
Mindville AB
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Cash transferred		$ 36,400
Value of restricted shares granted		(12,000)
Transaction costs		1,100
New assets acquired		36,446
Goodwill		$ 30,039
Chart.io, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 45,000
Value of restricted shares granted	4,500
Consideration transferred, acquisition-date fair value	45,600
Equity interests of acquirer	600
Developed technology	$ 12,400
Useful lives of intangible assets (in years)	6 years
New assets acquired	$ 45,568
Goodwill	$ 33,437
Code Barrel
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Value of restricted shares granted				$ (27,000)
Consideration transferred, acquisition-date fair value				39,100
New assets acquired				39,138
Goodwill				$ 23,124
Halp
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Cash transferred			$ 17,000
Value of restricted shares granted			(4,100)
Consideration transferred, acquisition-date fair value			17,600
Equity interests of acquirer			600
New assets acquired			17,582
Goodwill			$ 12,322
Number of replacement shares issued (shares)			9,929
October 27, 2020 Acquisition
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								100.00%
Cash transferred								$ 10,600
New assets acquired								(700)
Goodwill								$ 11,300
April 12, 2021 Acquisition
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%
Cash transferred							$ 9,200
Developed technology							2,400
Goodwill							6,000
Net tangible assets							300
Customer-related intangible assets							$ 500